Sales and Receivable Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Sales to largest customers
Net Sales	$ 411,475	$ 348,419	$ 298,179
Customer Concentration Risk
Sales to largest customers
Net Sales	$ 268,138	$ 243,647	$ 197,221
Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	65.00%	70.00%	66.00%
Fiat Chrysler Automobiles | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 116,914	$ 117,502	$ 95,476
Fiat Chrysler Automobiles | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	28.00%	34.00%	32.00%
General Motors Company | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 105,809	$ 79,526	$ 56,972
General Motors Company | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	26.00%	23.00%	19.00%
Ford Motor Company | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 45,415	$ 46,619	$ 44,773
Ford Motor Company | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	11.00%	13.00%	15.00%